Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 417,604	$ 395,851
Available for sale investments	53,636	59,910
Accounts receivable, net	407,814	414,791
Unbilled revenue	493,114	362,926
Other receivables	39,795	40,459
Prepayments and other current assets	43,466	36,801
Income taxes receivable	24,564	19,445
Total current assets	1,479,993	1,330,183
Other Assets:
Property, plant and equipment, net	156,305	158,669
Goodwill	877,017	756,260
Operating right-of-use assets	107,681
Other non-current assets	16,514	14,525
Non-current income taxes receivable	15,551	20,023
Non-current deferred tax asset	14,900	13,577
Investments in equity-long term	10,939	6,963
Intangible assets	66,286	54,055
Total Assets	2,745,186	2,354,255
Current Liabilities:
Accounts payable	20,764	13,288
Payments on account	322,226	274,468
Other liabilities	370,725	317,143
Income taxes payable	15,264	5,724
Total current liabilities	728,979	610,623
Other Liabilities:
Non-current bank credit lines and loan facilities	349,542	349,264
Non-current operating lease liabilities	79,410
Non-current other liabilities	14,420	13,446
Non-current government grants	803	877
Non-current income taxes payable	17,272	17,551
Non-current deferred tax liability	17,620	8,213
Commitments and contingencies	0	0
Total Liabilities	1,208,046	999,974
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 53,640,584 shares issued and outstanding at September 30, 2019 and 53,971,706 shares issued and outstanding at December 31, 2018	4,636	4,658
Additional paid‑in capital	571,721	529,642
Other undenominated capital	1,050	983
Accumulated other comprehensive income	(95,504)	(69,328)
Retained earnings	1,020,386	888,326
Total Shareholders' Equity	1,502,289	1,354,281
Redeemable noncontrolling interest	34,851	0
Total Shareholders' Equity and Redeemable Noncontrolling Interest	1,537,140	1,354,281
Total Liabilities, Shareholders' Equity and Redeemable Noncontrolling Interest	$ 2,745,186	$ 2,354,255